UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 99.0%
	Shares	Value
CONSUMER DISCRETIONARY — 14.0%
ANN INC*	74,037	$3,387,193
Arctic Cat	316,000	9,040,760
Ascena Retail Group*	852,600	10,674,552
Black Diamond*	221,943	2,107,349
Children’s Place	122,750	7,107,225
Crocs*	669,275	10,527,696
Finish Line, Cl A	361,509	9,937,882
FTI Consulting*	292,012	11,949,131
Group 1 Automotive	114,197	11,073,683
Hillenbrand	263,386	7,469,627
Malibu Boats, Cl A*	162,200	3,132,082
MDC Holdings	368,671	11,008,516
Orbotech*	444,960	8,472,038
Regis*	532,633	7,792,421
Rush Enterprises, Cl A*	103,900	2,648,411
Tetra Tech	409,200	10,901,088
TRI Pointe Group*	546,200	8,083,760
Winnebago Industries	420,800	9,396,464

		144,709,878

CONSUMER STAPLES — 0.8%
Snyder’s-Lance	254,082	8,262,747

ENERGY — 1.9%
Bonanza Creek Energy*	708,805	5,535,767
Carrizo Oil & Gas*	155,405	5,925,593
Matrix Service*	362,092	7,017,343
SAExploration Holdings*	414,260	1,470,623

		19,949,326

FINANCIAL SERVICES — 29.8%
Ameris Bancorp	524,091	14,155,698
BNC Bancorp	62,414	1,405,563
Boston Private Financial Holdings	615,820	7,747,016
Brandywine Realty Trust†	661,448	9,108,139
Bryn Mawr Bank	370,239	10,677,693
Campus Crest Communities†	827,725	4,718,033
CatchMark Timber Trust, Cl A†	675,600	7,215,408
ConnectOne Bancorp	561,800	12,000,048
DuPont Fabros Technology†	334,189	10,075,798
Eagle Bancorp*	238,884	10,606,450
Enterprise Financial Services	450,137	10,861,806
Excel Trust†	736,200	11,661,408
First Industrial Realty Trust†	436,400	9,138,216
First Merchants	260,443	6,779,331
FNB	741,941	10,231,366
Hanmi Financial	539,798	13,662,287
Hanover Insurance Group	118,123	9,550,245
Heritage Financial	607,265	10,748,591
HomeStreet*	115,136	2,603,225
HomeTrust Bancshares*	543,357	9,313,139
Infinity Property & Casualty	60,239	4,669,125
Kite Realty Group Trust†	528,143	13,942,975
Navigators Group*	110,421	8,632,714
Parkway Properties†	336,151	6,030,549
Pebblebrook Hotel Trust†	280,382	11,411,547
ProAssurance	123,273	5,952,853

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — continued
QTS Realty Trust	227,800	$9,453,700
Selective Insurance Group	158,003	4,868,072
South State	194,200	15,093,224
Southwest Bancorp	483,900	8,482,767
Sterling Bancorp	753,400	11,218,126
TriCo Bancshares	360,037	8,925,317
United Financial Bancorp	643,715	8,683,715
Yadkin Financial*	410,200	8,802,892

		308,427,036

HEALTH CARE — 6.6%
Bio-Rad Laboratories, Cl A*	67,637	10,195,601
Charles River Laboratories International*	98,022	7,608,468
CONMED	204,870	11,620,226
Haemonetics*	270,865	10,837,309
Hill-Rom Holdings	191,617	10,736,301
Meridian Bioscience	13,500	244,215
Owens & Minor	232,698	8,181,662
WellCare Health Plans*	108,967	8,804,533

		68,228,315

INDUSTRIALS — 9.9%
Alamo Group	124,518	6,542,176
Altra Industrial Motion	286,008	7,264,603
Applied Industrial Technologies	122,000	4,712,860
EnPro Industries	85,200	4,317,936
Essendant	243,913	8,980,877
Greif, Cl A	205,000	6,352,950
Knowles*	230,765	4,396,073
Lydall*	182,971	5,436,068
McDermott International*	2,214,195	9,742,458
MYR Group*	416,762	12,519,531
Orbital ATK	156,082	11,074,018
SP Plus*	450,244	11,773,880
Standex International	75,100	5,620,484
TAL International Group	162,993	3,227,261

		101,961,175

INFORMATION TECHNOLOGY — 1.8%
Acxiom*	408,200	7,310,862
Electro Scientific Industries	940,763	4,327,510
Perficient*	450,500	7,311,615

		18,949,987

MATERIALS — 1.7%
Innospec	162,071	7,009,571
Kaiser Aluminum	128,900	10,885,605

		17,895,176

MATERIALS & PROCESSING — 9.2%
ABM Industries	412,321	13,590,100
AptarGroup	111,186	7,537,299
Belden CDT	145,447	8,614,826
Brady, Cl A	466,134	10,963,472
Carpenter Technology	246,599	9,257,326
HB Fuller	185,962	7,449,638
Innophos Holdings	156,943	8,079,426
Kraton Performance Polymers*	224,717	4,611,193
OM Group	232,945	7,892,176

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — continued
OMNOVA Solutions*	994,528	$6,434,596
Rogers*	184,569	10,330,327

		94,760,379

PRODUCER DURABLES — 12.3%
Actuant, Cl A	451,643	10,414,888
Albany International, Cl A	239,815	8,925,914
CBIZ*	1,021,511	10,010,808
Compass Diversified Holdings (A)	611,655	10,294,154
ESCO Technologies	369,541	14,068,426
Granite Construction	215,730	7,339,134
Heartland Express	534,353	11,397,750
II-VI*	320,690	5,451,730
Kaman	224,446	8,858,884
Littelfuse	78,184	7,192,928
Marten Transport	329,706	6,392,999
Methode Electronics	315,179	8,456,252
Regal Beloit	115,481	8,017,846
Triumph Group	123,793	6,666,253
Ultratech*	209,300	3,332,056

		126,820,022

TECHNOLOGY — 7.6%
Brooks Automation	533,200	5,625,260
Coherent*	174,715	10,124,734
FormFactor*	1,002,752	7,249,897
GSI Group*	675,183	9,567,343
Harmonic*	782,766	4,704,423
Integrated Device Technology*	507,134	9,691,331
IXYS	811,900	8,492,474
ON Semiconductor*	290,634	3,086,533
Plantronics	198,338	11,519,471
Plexus*	226,848	8,651,983

		78,713,449

UTILITIES — 3.4%
IDACORP	179,947	11,176,508
Laclede Group	204,100	11,043,851
NorthWestern	246,200	13,255,408

		35,475,767

TOTAL COMMON STOCK
(Cost $852,259,102)		1,024,153,257

SHORT-TERM INVESTMENT (B) — 1.6%
Dreyfus Treasury Prime Cash Management, Cl A 0.000% (Cost $16,756,079)	16,756,079	16,756,079

TOTAL INVESTMENTS — 100.6% (Cost $869,015,181)‡		$1,040,909,336

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2015
(Unaudited)

Percentages are based on Net Assets of $1,035,182,307.
(A)	Security considered Master Limited Partnership. The total value of such security as of July 31, 2015 was $10,294,154 or 1.0% of Net Assets.
(B)	The rate shown is the 7-day effective yield as of July 31, 2015.
*	Non-income producing security.
†	Real Estate Investment Trust
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At July 31, 2015, the tax basis cost of the Portfolio’s investments was $869,015,181, and the unrealized appreciation and depreciation were $220,581,611 and $(48,687,456), respectively.

Cl — Class

As of July 31, 2015, all of the Portfolio’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-2300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015